Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ (346,626)	$ (47,489)	¥ (653,689)	¥ (971,233)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	52,200	7,151	133,400	124,096
Allowance for credit losses	10,537	1,444	18,502	24,921
Impairment for long-lived assets	35,127	4,812	0	0
Impairment for equity-method investment	247	34	0	0
Inventory reserve	3,205	439	1,105	11,202
Loss on disposal of equipment	2,200	301	1,008	1,418
Share of loss from an equity method investee	93	13	361	294
Share-based compensation	155,622	21,320	260,719	326,784
Change in fair value of convertible note receivable	5,320	729	(215)	(105)
Non-cash operating lease expenses	26,494	3,630	35,196	37,447
Derecognition of right-of-use asset and lease liability	(148)	(20)	(13)	(473)
Changes in operating assets and liabilities:
Accounts receivable	(32,626)	(4,470)	(12,386)	(21,505)
Contract assets	5,827	798	(4,011)	(20,658)
Inventories	2,508	344	57,277	(21,654)
Prepayments and other current and non-current assets	19,282	2,643	12,353	33,919
Accounts payable	18,892	2,588	(31,124)	16,632
Deferred revenue	(12,642)	(1,732)	(17,096)	4,762
Accrued liabilities and other current liabilities	(8,688)	(1,190)	(19,247)	33,662
Customer deposits	(605)	(83)	(606)	831
Deferred government grants	(861)	(118)	427	663
Operating lease liabilities	(27,619)	(3,784)	(37,744)	(37,811)
Net cash used in operating activities	(92,300)	(12,640)	(255,783)	(456,808)
Cash flows from investing activities:
Proceeds from maturity of short-term investments	0	0	0	65,598
Proceeds from disposal of equipment	1,565	214	84	2,414
Prepayment for property and equipment, and intangible assets	0	0	0	(8,259)
Purchase of property and equipment	(5,419)	(742)	(8,104)	(62,031)
Purchase of intangible assets	(558)	(76)	(1,280)	(185)
Purchase of convertible note	0	0	0	(5,000)
Net cash used in investing activities	(4,412)	(604)	(9,300)	(7,463)
Cash flows from financing activities:
Refund of consideration for Employee Share Incentive Program	0	0	(41,855)	(12,035)
Repayment of short-term borrowings	0	0	0	(2,370)
Purchase of treasury stock	(72)	(10)	(6,977)	(71,834)
Net cash used in financing activities	(72)	(10)	(48,832)	(86,239)
Effect of exchange rate on cash, cash equivalents and restricted cash	3,691	506	3,863	36,666
Net decreases in cash, cash equivalents and restricted cash	(93,054)	(12,748)	(310,052)	(513,844)
Cash, cash equivalents and restricted cash at the beginning of year	615,216	84,284	925,268	1,439,112
Cash, cash equivalents and restricted cash at the end of year	522,162	71,536	615,216	925,268
Supplemental disclosures of cash flow information:
Interest expense paid	0	0	0	877
Income tax expense paid	0	0	0	98
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets	3,206	439	4,656	7,794
Purchase of property and equipment included in accounts payable	1,128	155	1,762	(6,645)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	519,849	71,219	615,096	905,451
Restricted cash	2,313	317	120	19,817
Cash, cash equivalents and restricted cash at the end of year	¥ 522,162	$ 71,536	¥ 615,216	¥ 925,268